Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 92.5%
Brazil - 5.4%
BB Seguridade Participacoes SA	497,258	$ 3,272,465
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	478,800	5,882,798
Hapvida Participacoes e Investimentos SA (A) (B)	1,335,583	1,355,707
Localiza Rent a Car SA	145,800	2,072,572
Magazine Luiza SA (A)	3,093,776	2,191,731
Petroleo Brasileiro SA	745,651	5,489,000
Raia Drogasil SA	244,278	1,496,534
TIM SA	1,311,600	3,977,445
Vale SA, ADR	639,292	9,352,842

		35,091,094

China - 32.4%
Airtac International Group	186,783	5,539,330
Alibaba Group Holding Ltd. (A)	1,114,928	13,938,566
Amoy Diagnostics Co. Ltd., A Shares	312,031	1,053,529
Anhui Conch Cement Co. Ltd., H Shares	861,000	2,588,884
ANTA Sports Products Ltd.	392,598	4,596,058
Asymchem Laboratories Tianjin Co. Ltd., A Shares	27,500	479,449
Asymchem Laboratories Tianjin Co. Ltd., H Shares (B) (C)	37,499	476,016
Bank of Ningbo Co. Ltd., A Shares	930,500	3,791,396
BYD Co. Ltd., H Shares	117,000	4,134,583
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., A Shares	19,700	394,703
China Construction Bank Corp., H Shares	6,353,922	3,690,683
China Longyuan Power Group Corp. Ltd., H Shares	5,006,175	4,807,890
China Merchants Bank Co. Ltd., H Shares	2,323,178	11,453,691
China National Building Material Co. Ltd., H Shares	3,702,000	2,325,943
China Pacific Insurance Group Co. Ltd., H Shares	704,218	1,887,209
China Vanke Co. Ltd., H Shares	479,800	675,506
Contemporary Amperex Technology Co. Ltd., A Shares	419,280	13,948,133
CSC Financial Co. Ltd., H Shares (B)	2,824,822	3,335,933
CSPC Pharmaceutical Group Ltd.	931,981	775,565
ENN Energy Holdings Ltd.	554,136	6,661,228
Fuyao Glass Industry Group Co. Ltd., H Shares (B)	77,600	344,274
GDS Holdings Ltd., ADR (A)	18,145	240,966
Glodon Co. Ltd., A Shares	330,600	1,494,159
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	365,400	1,882,538
H World Group Ltd., ADR (A)	23,958	1,150,942
Haier Smart Home Co. Ltd., A Shares	687,200	2,375,043
Hangzhou Tigermed Consulting Co. Ltd., A Shares	62,000	596,859
Hangzhou Tigermed Consulting Co. Ltd., H Shares (B)	13,600	87,889
KE Holdings, Inc., ADR (A)	499,290	8,697,632
Kingdee International Software Group Co. Ltd. (A)	1,280,000	2,225,545
Kweichow Moutai Co. Ltd., A Shares	18,500	4,868,049
Li Ning Co. Ltd.	253,500	1,527,715
Meituan, Class B (A) (B)	636,717	11,944,210
NetEase, Inc.	53,680	1,166,672
Ningbo Tuopu Group Co. Ltd., A Shares	32,600	334,906

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Ping An Insurance Group Co. of China Ltd., H Shares	812,208	$ 5,858,095
Proya Cosmetics Co. Ltd., A Shares	157,796	2,491,661
Remegen Co. Ltd., A Shares (A)	24,250	233,415
Remegen Co. Ltd., H Shares (A) (B) (C)	71,500	404,765
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,223,078	1,574,543
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	204,700	575,999
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	44,100	1,826,509
Shenzhou International Group Holdings Ltd.	331,200	3,484,461
Sinoma Science & Technology Co. Ltd., A Shares	1,546,330	5,004,598
Sinopharm Group Co. Ltd., H Shares	608,400	1,907,369
Tencent Holdings Ltd.	820,118	37,268,053
Trip.com Group Ltd., ADR (A)	51,070	2,095,913
Trip.com Group Ltd. (A)	110,683	4,419,429
Tsingtao Brewery Co. Ltd., H Shares	292,000	2,617,138
WuXi AppTec Co. Ltd., A Shares	88,100	883,496
WuXi AppTec Co. Ltd., H Shares (B)	109,048	1,028,412
Wuxi Biologics Cayman, Inc. (A) (B)	347,000	1,962,161
Yadea Group Holdings Ltd. (B)	424,000	960,115
Yifeng Pharmacy Chain Co. Ltd., A Shares	108,963	579,215
Yunnan Energy New Material Co. Ltd., A Shares (A)	298,001	4,023,801
Zhejiang HangKe Technology, Inc. Co., A Shares	353,311	1,501,884
Zhongsheng Group Holdings Ltd.	408,500	1,427,333
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	1,829,778	1,764,043

		209,384,102

Hong Kong - 2.2%
AIA Group Ltd.	618,647	6,139,748
China Mengniu Dairy Co. Ltd.	1,319,000	4,980,773
China Overseas Land & Investment Ltd.	565,974	1,332,404
China Resources Land Ltd.	96,000	444,370
Wharf Holdings Ltd.	214,000	501,050
Yuexiu Property Co. Ltd.	458,000	601,356

		13,999,701

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	195,598	1,544,676

India - 16.9%
Ambuja Cements Ltd.	962,492	5,413,441
Apollo Hospitals Enterprise Ltd.	29,420	1,854,651
Axis Bank Ltd.	1,190,839	13,825,525
Bajaj Auto Ltd.	62,398	3,745,454
Bharti Airtel Ltd.	932,618	10,080,365
Cipla Ltd.	91,620	1,312,219
Eicher Motors Ltd.	26,574	1,087,887
Godrej Consumer Products Ltd. (A)	366,276	4,626,058
HDFC Bank Ltd.	312,811	6,275,331
HDFC Life Insurance Co. Ltd. (B)	248,911	1,958,029
Hindustan Unilever Ltd.	174,012	5,415,293
Jio Financial Services Ltd. (A)	502,951	1,601,212
Kotak Mahindra Bank Ltd.	368,540	8,320,393
Larsen & Toubro Ltd.	281,830	9,190,025
Mahindra & Mahindra Ltd.	59,458	1,065,561
Maruti Suzuki India Ltd.	14,380	1,715,661
Oil & Natural Gas Corp. Ltd.	1,149,454	2,473,635
Power Grid Corp. of India Ltd.	581,363	1,880,535
Reliance Industries Ltd.	502,951	15,568,787

Transamerica Funds	Page 1

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
India (continued)
SBI Life Insurance Co. Ltd. (B)	204,244	$ 3,179,426
Tata Steel Ltd.	918,200	1,371,460
UPL Ltd.	253,547	1,918,971
Varun Beverages Ltd.	418,814	4,096,547
Zomato Ltd. (A)	1,541,045	1,576,668

		109,553,134

Indonesia - 2.6%
Bank Central Asia Tbk PT	8,918,063	5,396,374
Bank Rakyat Indonesia Persero Tbk PT	31,107,486	11,654,993

		17,051,367

Jordan - 0.1%
Hikma Pharmaceuticals PLC	21,816	584,869

Mexico - 1.2%
Fibra Uno Administracion SA de CV, REIT	179,100	269,212
Grupo Mexico SAB de CV, Series B	609,243	3,169,373
Wal-Mart de Mexico SAB de CV	1,025,200	4,270,391

		7,708,976

Philippines - 1.3%
Ayala Land, Inc.	1,118,354	557,905
BDO Unibank, Inc.	3,084,562	8,148,747

		8,706,652

Republic of Korea - 8.9%
Coupang, Inc. (A)	378,716	6,873,695
Hanon Systems	112,857	755,243
Hyundai Mobis Co. Ltd.	5,534	1,011,589
Hyundai Motor Co.	16,474	2,533,169
LG Chem Ltd.	4,679	2,378,686
POSCO Holdings, Inc.	7,640	3,848,021
Samsung C&T Corp.	10,947	887,165
Samsung Electronics Co. Ltd.	522,759	28,626,351
Shinhan Financial Group Co. Ltd.	59,262	1,629,571
SK Telecom Co. Ltd.	127,386	4,607,143
SKC Co. Ltd.	53,518	4,165,054

		57,315,687

Republic of South Africa - 2.0%
Discovery Ltd. (A)	284,403	2,512,495
Gold Fields Ltd.	382,256	5,876,060
Naspers Ltd., N Shares	16,906	3,321,985
Sibanye Stillwater Ltd.	747,262	1,413,149

		13,123,689

Russian Federation - 0.0% (D)
Gazprom PJSC, ADR (A) (E) (F) (G)	2,525,844	0
Lukoil PJSC, ADR (A) (E) (F) (G)	192,700	0
MMC Norilsk Nickel PJSC (A) (E) (F) (G)	7,371	0
Mobile TeleSystems PJSC, ADR (A) (E) (F) (G)	382,338	0
Novatek PJSC, GDR (A) (E) (F) (G)	2,914	0
Sberbank of Russia PJSC (A) (E) (F) (G)	1,980,987	0

		0

Saudi Arabia - 1.5%
Saudi Awwal Bank	756,717	7,684,966
Saudi Telecom Co.	175,409	1,982,445

		9,667,411

Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA, ADR	697,470	5,537,912

	Shares	Value
COMMON STOCKS (continued)
Taiwan - 11.5%
Accton Technology Corp.	435,000	$ 5,287,576
E Ink Holdings, Inc.	1,268,000	9,078,326
Hon Hai Precision Industry Co. Ltd.	1,118,000	3,859,898
Nanya Technology Corp.	4,297,000	9,885,707
Taiwan Semiconductor Manufacturing Co. Ltd.	2,559,678	46,019,062

		74,130,569

Thailand - 2.8%
Bangkok Dusit Medical Services PCL, Class F	1,208,000	1,005,821
Central Pattana PCL	310,418	616,687
Kasikornbank PCL	2,098,035	7,753,758
PTT Exploration & Production PCL	1,945,483	9,065,611

		18,441,877

United Arab Emirates - 0.2%
Emaar Properties PJSC	536,384	987,219

United Kingdom - 2.3%
Airtel Africa PLC (B)	2,110,708	3,158,433
Anglo American PLC	134,105	4,120,160
Standard Chartered PLC	770,647	7,391,856

		14,670,449

United States - 0.1%
BeiGene Ltd., ADR (A)	3,410	730,490

Total Common Stocks (Cost $637,493,077)		598,229,874

PREFERRED STOCKS - 2.3%
Brazil - 1.8%
Banco Bradesco SA, 6.05% (H)	3,277,513	11,547,104

Republic of Korea - 0.5%
Samsung Electronics Co. Ltd., 2.52% (H)	79,439	3,577,294

Total Preferred Stocks (Cost $14,357,382)		15,124,398

Total Investments (Cost $651,850,459)		613,354,272
Net Other Assets (Liabilities) - 5.2%		33,342,826

Net Assets - 100.0%		$ 646,697,098

Transamerica Funds	Page 2

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	430	09/15/2023	$ 22,010,750	$ 22,667,450	$ 656,700	$ —

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Banks	18.6%		$114,102,300
Semiconductors & Semiconductor Equipment	9.1		55,904,769
Interactive Media & Services	6.1		37,268,053
Oil, Gas & Consumable Fuels	5.8		35,742,921
Technology Hardware, Storage & Peripherals	5.3		32,203,645
Metals & Mining	4.8		29,151,065
Broadline Retail	4.3		26,325,977
Insurance	4.0		24,807,467
Wireless Telecommunication Services	3.6		21,823,386
Hotels, Restaurants & Leisure	3.5		21,187,162
Chemicals	3.2		19,373,648
Electrical Equipment	2.5		15,450,017
Automobiles	2.5		15,242,430
Real Estate Management & Development	2.3		14,414,129
Electronic Equipment, Instruments & Components	2.1		12,938,224
Personal Care Products	2.0		12,533,012
Beverages	1.9		11,581,734
Construction Materials	1.7		10,328,268
Textiles, Apparel & Luxury Goods	1.6		9,608,234
Construction & Engineering	1.5		9,190,025
Machinery	1.2		7,303,373
Health Care Providers & Services	1.1		6,699,547
Gas Utilities	1.1		6,661,228
Consumer Staples Distribution & Retail	1.0		6,346,140
Water Utilities	1.0		5,882,798
Communications Equipment	0.9		5,287,576
Food Products	0.8		4,980,773
Independent Power & Renewable Electricity Producers	0.8		4,807,890
Life Sciences Tools & Services	0.7		4,558,817
Software	0.6		3,719,704
Pharmaceuticals	0.6		3,628,118
Health Care Equipment & Supplies	0.6		3,401,052
Capital Markets	0.5		3,335,933
Automobile Components	0.5		2,840,715
Biotechnology	0.4		2,422,199
Household Durables	0.4		2,375,043
Ground Transportation	0.3		2,072,572
Diversified Telecommunication Services	0.3		1,982,445
Electric Utilities	0.3		1,880,535
Specialty Retail	0.2		1,427,333
Entertainment	0.2		1,166,672
Industrial Conglomerates	0.1		887,165
Diversified REITs	0.0	(D)	269,212
IT Services	0.0	(D)	240,966

Investments	100.0		613,354,272

Total Investments	100.0%		$613,354,272

Transamerica Funds	Page 3

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$68,127,620	$530,102,254	$0	$598,229,874
Preferred Stocks	11,547,104	3,577,294	—	15,124,398

Total Investments	$79,674,724	$533,679,548	$0	$613,354,272

Other Financial Instruments
Futures Contracts (K)	$656,700	$—	$—	$656,700

Total Other Financial Instruments	$656,700	$—	$—	$656,700

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $30,195,370, representing 4.7% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $574,125, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $603,469. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Securities are Level 3 of the fair value hierarchy.
(F)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2023, the total value of securities is $0, representing less than 0.1% of the Fund’s net assets.
(G)	Securities deemed worthless.
(H)	Rates disclosed reflect the yields at July 31, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica Emerging Markets Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Emerging Markets Opportunities (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5